Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 123,011	$ 104,570	$ 239,406	$ 203,408
Service
Segment Reporting Information [Line Items]
Revenues	109,372	93,479	212,205	181,799
Professional services and other
Segment Reporting Information [Line Items]
Revenues	10,359	9,935	21,607	19,114
License
Segment Reporting Information [Line Items]
Revenues	$ 3,280	$ 1,156	$ 5,594	$ 2,495